SCHEDULE OF ESTIMATED USEFUL LIVES OF PLAN AND EQUIPMENT (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years